Investments (Details Narrative) - USD ($)						12 Months Ended
	Jul. 22, 2021	Mar. 18, 2021	Mar. 15, 2021	Jan. 01, 2021	Dec. 19, 2020	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 23, 2021	Apr. 01, 2021
Common stock par value							$ 0.001	$ 0.001	$ 0.001	$ 0.001
Securities Purchase Agreement [Member] | Nano9 LLC [Member]
Equitable ownership percentage				10.00%
Stock Purchase Agreement [Member] | Common Stock [Member]
Options to purchase common stock		250,000
Stock Purchase Agreement [Member] | Impact Oncology PTE Ltd [Member]
Purchase price		$ 2,480,000
Number of common stock owned		2,480,000
Vivacitas Agreement [Member]
Investment owned at fair value									$ 4,035,000
Stock option exercised, shares	1,000,000
Stock option exercised, value	$ 1,000,000
Investment cost, percent								100.00%
Investment cost								$ 4,100,000
Asia Pacific Holdings Limited [Member] | Subscription Arrangement [Member]
Ordinary shares to purchase					525
Ordinary shares percentage					4.99%
Purchase price of shares					$ 632,000
Nano9 LLC [Member] | Securities Purchase Agreement [Member]
Number of shares issued, value				$ 150,000
Number of shares issued				1,000
Investment owned at fair value							$ 150,000	$ 150,000	$ 150,000
Vivacitas Oncology Inc [Member] | Stock Purchase Agreement [Member]
Number of shares issued			500,000
Common stock par value			$ 1.00
Options to purchase common stock			1,500,000
Share price			$ 1.00								$ 1.00
Option termination, description			This option will terminate upon one of the following events: (i) Vivacitas’ board of directors cancels this option because it is no longer in the best interest of the Company; (ii) December 31, 2022; or (iii) the date on which Vivacitas receives more than $1.00 per share of the Company’s common stock in a private placement with gross proceeds of $500,000. Under the terms of the Vivacitas Agreement #1, the Company will be allocated two seats on the board of Vivacitas
Proceeds from private placement			$ 500,000
Proceeds from issuance of common stock						$ 120,000